PENSIONS AND OTHER POST RETIREMENT BENEFITS - Actuarial assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension and other PostRetirement Benefits,
Actual experience period	5 years
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
2021 - 2023
Pension and other PostRetirement Benefits,
Rate of compensation increase	2.50%
After 2023
Pension and other PostRetirement Benefits,
Rate of compensation increase	3.00%
Defined benefits pension plans
Pension and other PostRetirement Benefits,
Discount rate	2.50%	3.10%
Rate of compensation increase	3.00%	3.00%
Defined benefits pension plans | Discount rate
Pension and other PostRetirement Benefits,
Increase (decrease) in interest and service cost due to increase in actuarial assumption	$ (24)
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	33
Increase (decrease) in net obligation due to increase in actuarial assumption	(1,175)
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ 1,533
Defined benefits other post retirement benefits
Pension and other PostRetirement Benefits,
Discount rate	2.50%	3.10%
Rate of compensation increase	3.00%	3.00%
Assumption of percentage of increase of healthcare costs	5.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	$ (86)
Increase (decrease) in net obligation due to decrease in actuarial assumption	108
Defined benefits other post retirement benefits | Actuarial assumption of medical cost trend rates
Pension and other PostRetirement Benefits,
Increase (decrease) in interest and service cost due to increase in actuarial assumption	1
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	(1)
Increase (decrease) in net obligation due to increase in actuarial assumption	38
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ (32)